Prepaid Expenses and Other Current Assets	6 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2022 and June 30, 2022, prepaid expenses and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2022	2022
Deferred costs (1)	$1,084,845	$783,798
Deferred offering costs	-	-
Other receivables	125,068	36,559
	1,209,913	820,357
Allowance for doubtful accounts (2)	(14,512)	(14,930)
	$1,195,401	$805,427

(1)	Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.

(2)	The Company recorded bad debt expenses of $13 for other receivables for six months ended December 31, 2022 and reversed $25,221 bad debt expenses recorded for other receivables for six months ended December 31, 2021.